Business Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Acquisition
Business Acquisitions
(6)	Business Acquisition

There was no business acquisition during the three months ended March 31, 2022.

Acquisition of Ovation Group

On January 21, 2021, the Company, through its wholly-owned subsidiary, GBT US LLC, acquired all of the outstanding shares of Ovation Travel, LLC, (along with its subsidiaries, the “Ovation Group”) for a total cash purchase consideration of $57 million (including approximately $4 million of deferred consideration), net of cash acquired. The results of Ovation Group’s operations have been included in the consolidated financial statements of the Company since the date of its acquisition.

The terms of the acquisition included contingent consideration of approximately $4 million and is subject to the continued employment of certain Ovation employees for a specified duration of employment as set out under the business purchase agreement. The Company accrues for this expense as compensation expense.

The fair value of the acquisition was allocated primarily to goodwill of $36 million, amortizing intangible assets of $29 million (corporate client relationships of $25 million and Tradenames of $4 million) and net liabilities assumed of $8 million. Goodwill generated from the acquisition is attributable to acquired workforce and expected synergies from centralized management and future growth. The acquired corporate client relationships and tradenames are being amortized over their estimated useful lives of 10 years and 5 years, respectively. The Company incurred $3 million in acquisition related costs which was expensed as incurred.

The amount of revenue and net loss of the Ovation Group since the acquisition date included in the condensed consolidated statements of operations for the three month period ended March 31, 2021 was $2 million and $4 million, respectively. Assuming an acquisition date of January 1, 2020, the unaudited pro forma revenue and net loss of the Company for the three months ended March 31, 2021 would not have been materially different to the amount of revenue and net loss presented in the condensed consolidated statements of operations for the three months ended March 31, 2021. The pro forma financial information adjusts for the effects of material business combination items primarily related to amortization of acquired intangible assets and the corresponding income tax effects.

Acquisition of Egencia

On November 1, 2021, the Company completed its acquisition of Egencia, a business-to-business digital travel management company serving corporate clients, from an affiliate of Expedia, Inc., EG Corporate Travel Holdings LLC (“Expedia”). As purchase consideration for this acquisition, the Company issued 8,413,972 non-voting ordinary shares, fair value of which was determined to be $816 million. As a result, Expedia became an indirect holder of non-voting ordinary shares of GBT, which represents approximately 19% of GBT’s equity interests, excluding preferred shares, Profit Shares, MIP Options and MIP Shares. This value was determined on the basis of the estimated total enterprise value of GBT (post acquisition of Egencia) and calculated based on a multiple of Adjusted EBITDA. Such equity interest is subject to changes based on final debt/cash and working capital adjustments. The acquisition of Egencia will complement the Company’s existing business and is expected to further accelerate its growth strategy in the small-to-medium-sized enterprise sector.

The Company’s preliminary purchase price allocation is based on information that is currently available. The preliminary purchase price allocations are subject to, among other items, debt/cash and working capital adjustments and further analysis of tax accounts, including deferred tax assets and liabilities.

The financial results of Egencia have been included in the Company’s consolidated financial statements since the date of its acquisition. The amount of revenue and net loss of the Egencia business for the three months ended March 31, 2022 were $66 million and $28 million, respectively. Further, during the three months ended March 31, 2022, the Company made an adjustment of $2 million to Goodwill (see note 7 — Goodwill and Other Intangible Assets, Net).

Assuming an acquisition date of January 1, 2020, the unaudited pro forma revenue and net loss of the Company for the three months ended March 31, 2021 would have been $148 million and $201 million, respectively.

(9)	Business Acquisitions

Acquisition of Ovation Group

On January 21, 2021, the Company, through its wholly-owned subsidiary, GBT US LLC, acquired all of the outstanding shares of Ovation Travel, LLC, (along with its subsidiaries, the “Ovation Group”) for a total cash purchase consideration of $57 million (including approximately $4 million of deferred consideration), net of cash acquired. Ovation Group is a U.S.-based travel management company providing business travel services and meeting and special events planning across several sectors, particularly legal, financial, professional services, entertainment and media. The acquisition enhances the Company’s corporate client base, further improving the global scale and reach of its corporate travel business. The results of Ovation Group’s operations have been included in the consolidated financial statements of the Company since the date of its acquisition.

The terms of the acquisition included contingent consideration of approximately $4 million and is subject to the continued employment of certain Ovation employees for a specified duration of employment as set out under the business purchase agreement. The Company accrues for this expense as compensation expense.

The fair value of the acquisition was allocated primarily to goodwill of $36 million, amortizing intangible assets of $29 million (corporate client relationships of $25 million and Tradenames of $4 million) and net liabilities assumed of $8 million. Goodwill generated from the acquisition is attributable to acquired workforce and expected synergies from centralized management and future growth. The acquired corporate client relationships and tradenames are being amortized over their estimated useful lives of 10 years and 5 years, respectively.

The Company incurred $3 million in acquisition related costs over the years ended December 31, 2020 and in January 2021 which was expensed as incurred.

The amount of revenue and net loss of the Ovation Group since the acquisition date included in the consolidated statements of operations for the period ended December 31, 2021 was $23 million and $16 million, respectively. Assuming an acquisition date of January 1, 2020 (i) the unaudited consolidated pro forma revenue and net loss of the Company for the year ended December 31, 2020 would have been $829 million and $637 million, respectively, and (ii) the unaudited pro forma revenue and net loss of the Company for the year ended December 31, 2021 would not have been materially different to the amount of revenue and net loss presented in the consolidated statements of operations. The pro forma financial information adjusts for the effects of material business combination items primarily related to amortization of acquired intangible assets and the corresponding income tax effects.

Acquisition of Egencia

On November 1, 2021, the Company completed its acquisition of Egencia, a business-to-business digital travel management company serving corporate clients, from an affiliate of Expedia, Inc., EG Corporate Travel Holdings LLC (“Expedia”). As purchase consideration for this acquisition, the Company issued 8,413,972 non-voting ordinary shares, fair value of which was determined to be $816 million. As a result, Expedia became an indirect holder of non-voting ordinary shares of GBT, which represents approximately 19% of GBT’s equity interests, excluding preferred shares, Profit Shares, MIP Options and MIP Shares (see note 20 — Shareholders’ Equity). This value was determined on the basis of the estimated total enterprise value of GBT (post acquisition of Egencia) and calculated based on a multiple of Adjusted EBITDA. Such equity interest is subject to changes based on final debt/cash and working capital adjustments. The acquisition of Egencia is expected to complement the Company’s existing business and is expected to further accelerate its growth strategy in the small-to-medium-sized enterprise segment.

The Company’s preliminary purchase price allocation is based on information that is currently available, and the Company is continuing to evaluate the underlying inputs and assumptions used in the valuations, particularly for the identifiable intangible assets acquired. The preliminary purchase price allocations are subject to, among other items, working capital adjustments and further analysis of tax accounts, including deferred tax assets and liabilities.

The following table reflects the Company’s preliminary fair values of the assets acquired and liabilities assumed of Egencia as of the date of the acquisition:

(in $ millions)	Amount
Cash and cash equivalents	$73
Accounts receivable	154
Prepaid expenses and other current assets	32
Property and equipment	58
Goodwill	307
Other intangible assets	440
Operating lease right-of-use assets	9
Deferred tax assets	21
Other non-current assets	30
Total assets	1,124
Accounts payable	56
Due to affiliates	26
Accrued expenses and other current liabilities	80
Operating lease liabilities	10
Deferred tax liabilities	134
Other non-current liabilities	2
Total liabilities	308
Purchase consideration / Net assets acquired	$816

Goodwill generated from the acquisition is attributable to acquired workforce and expected synergies from combining operations, centralized management and future growth. A substantial portion of goodwill is expected to be deductible for income tax purposes. The fair value and amortization periods of identifiable intangible assets acquired is as follows:

	Fair value of	Amortization
	acquired intangibles	period
	(in $ millions)	(in years)
Corporate client relationships	$390	$15
Tradenames	50	10
Acquired technology	50	5

The fair value of corporate client relationships was determined utilizing the excess earnings method of valuation, and the fair values of tradenames and acquired technology was determined utilizing the relief from royalty method. The process for estimating the fair values of identifiable intangible assets requires the use of significant estimates and assumptions, including revenue growth rates, operating margin, income tax rates, obsolescence curves, royalty rates and discount rates. Intangible assets are being amortized over their average useful lives primarily based upon the pattern in which anticipated economic benefits from such assets are expected to be realized.

The Company incurred $15 million in acquisition related costs which were expensed in the period as incurred and included in general and administrative expenses in the Company’s consolidated statements of operations, with $13 million and $2 million recognized during the years ended December 31, 2021, and 2020, respectively.

The amount of revenue and net loss of the Egencia business since the acquisition date included in the consolidated statements of operations for the period ended December 31, 2021 was $33 million and $26 million, respectively. Assuming an acquisition date of January 1, 2020 (i) the unaudited consolidated pro forma revenue and net loss of the Company for the year ended December 31, 2020 would have been $960 million and $1,032 million, respectively, and (ii) the unaudited pro forma revenue and net loss of the Company for the year ended December 31, 2021 would have been $889 million and $701 million, respectively. The pro forma financial information adjusts for the effects of material business combination items, including amortization of acquired intangible assets and the reversal of Expedia’s share of hotel commission revenue recorded by Egencia in connection with a long-term hotel supply contract between the Company and Expedia, and the corresponding income tax effects.

Acquisition of DER Business Travel

On September 3, 2019, the Company completed the acquisition of DER Business Travel (“DER”) from DER Touristik Group, a travel management company in Europe, by acquiring its entire outstanding ordinary shares for approximately $25 million, net of cash acquired. The results of DER’s operations have been included in the consolidated financial statements of the Company since the date of its acquisition.

This acquisition was part of the Company’s broader strategy to expand footprints into the small and mid-sized client segment in Germany and accelerate growth in Europe. The Company benefits from local servicing expertise whereas DER’s access to the Company’s global reach, scale and end-to-end travel and expense eco-system brings in further opportunities.

The acquisition of DER was accounted for using the purchase method of accounting, recognizing assets acquired and liabilities assumed based on their fair values at the date of acquisition. The fair value of the acquisition was allocated primarily to goodwill of $26 million, amortizable intangible assets (corporate client relationships) of $11 million and net liabilities assumed of $12 million. The acquired corporate client relationships are being amortized over its estimated useful live of 10 years. The Company completed the purchase price allocation of this acquisition during the year ended December 31, 2020, with immaterial impact on goodwill. The Company incurred $2 million in acquisition related costs which was expensed as incurred.

Supplemental pro-forma information is not provided, as the impact of the aforementioned acquisition did not have a material effect on the Company’s results of operations, cash flows or financial position.